Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,019	$ 1,916
Accumulated Amortization	(759)	(716)
Net Book Value	1,260	1,200
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	890	855
Accumulated Amortization	(122)	(125)
Net Book Value	768	730
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	68	81
Accumulated Amortization	0	0
Net Book Value	68	81
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	946	860
Accumulated Amortization	(576)	(533)
Net Book Value	370	327
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	115	120
Accumulated Amortization	(61)	(58)
Net Book Value	$ 54	$ 62